Share capital and share-based compensation - Schedule of Stock Option Expirations (Details)	6 Months Ended
	Jun. 30, 2023 shares $ / shares	Dec. 31, 2022 shares	Jun. 30, 2022 shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Number of stock options (in shares) | shares	3,857,481	4,368,732	4,827,106	5,328,279
Minimum
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	$ 2.15
Minimum | Legacy Plans
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	0.37
Maximum
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	13.2
Maximum | Legacy Plans
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	$ 4.94
Tranche One
Disclosure of classes of share capital [line items]
Number of stock options (in shares) | shares	3,857,481
Tranche One | Legacy Plans
Disclosure of classes of share capital [line items]
Number of stock options (in shares) | shares	1,078,057
Weighted average remaining contractual life of outstanding share options	5 years 10 months 24 days
Tranche One | LTIP Plans
Disclosure of classes of share capital [line items]
Number of stock options (in shares) | shares	2,779,424
Weighted average remaining contractual life of outstanding share options	8 years 9 months 29 days